Capital Commitments – Property. Plant and Equipment	12 Months Ended
Jun. 30, 2025
Capital Commitments Property. Plant And Equipment
Capital Commitments – Property. Plant and Equipment

Note 21. Capital Commitments – Property. Plant and Equipment

The Consolidated entity had no capital commitments for property, plant and equipment as at 30 June 2025 and 30 June 2024.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025